SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract assets, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract assets from loan facilitation services and post origination services	¥ 20,815			¥ 25,123		¥ 27,079
Less: Allowance for loss for collectability	(14,321)			(14,749)		(2,255)	¥ (329)
Total	6,494			10,374		24,824		$ 1,006	$ 1,607
Movement of allowance for contract assets
Balance at beginning of the year	14,749		¥ 2,255	2,255		329
Provision/(Reversal) for doubtful contract assets	428	$ 66	¥ 329	18,605	$ 2,882	14,811	329
Write-offs				(6,111)		(12,885)
Balance at end of the year	¥ 14,321			¥ 14,749		¥ 2,255	¥ 329